Document and Entity Information	12 Months Ended
Jun. 30, 2024 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2024
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-38857
Entity Registrant Name	Bit Origin Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27F, Samsung Hub
Entity Address, Address Line Two	3 Church Street
Entity Address, Country	SG
Entity Address, Postal Zip Code	049483
Title of 12(g) Security	Ordinary shares, par value $0.30 per share
Trading Symbol	BTOG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	3,381,092
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001735556
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact
Document Information
Entity Address, Address Line One	27F, Samsung Hub
Entity Address, Address Line Two	3 Church Street
Entity Address, Country	SG
Entity Address, Postal Zip Code	049483
Contact Personnel Name	Jinghai Jiang
City Area Code	347
Contact Personnel Email Address	jiang.jh@bitorigin.io
Local Phone Number	556-4747